Deferred charges	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]
Deferred charges

6.	Deferred charges

	June 30,	December 31,
	2012	2011
	$	$

Windstar senior secured notes	-	347,147
Windstar bridge financing	-	346,116
Corporate bridge financing	81,973	191,323
	81,973	884,586

Windstar senior secured notes

The Company deferred $6,645,380 in finance fees directly related to the Windstar senior secured notes (Note 12(a)). As of March 12, 2012, the full amount had been amortized and capitalized to power project development and under construction costs, and was subsequently transferred to property and equipment (Note 8).

Windstar bridge financing

The Company deferred $6,625,650 in finance fees directly related to the Windstar bridge financing (Note 12(b)). As of March 12, 2012, the full amount had been amortized and capitalized to power project development and under construction costs, and was subsequently transferred to property and equipment (Note 8).

Corporate bridge financing

The Company deferred $220,000 in finance fees on its November 14, 2011, $2,000,000 corporate promissory note (Note 12(c)). As at June 30, 2012, $138,027 (December 31, 2011 - $28,677) of the finance fees had been amortized.